Cover	May 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2022
Entity File Number	0-22140
Entity Registrant Name	META FINANCIAL GROUP, INC
Entity Central Index Key	0000907471
Entity Tax Identification Number	42-1406262
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5501 South Broadband Lane
Entity Address, City or Town	Sioux Falls
Entity Address, State or Province	SD
Entity Address, Postal Zip Code	57108
City Area Code	605
Local Phone Number	782-1767
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	CASH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false